Insurance (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Insurance claims and policyholder liabilities
Insurance claims and policyholder liabilities	$ 230	$ 229
Unearned insurance premium and claim reserves	250	217	$ (172)
Insurance claims and policyholder liabilities assumed from other insurers	58	58
unearned premium and claim reserves and liability of benefit reserves	480	446
Non-affiliated insurance companies
Insurance claims and policyholder liabilities
Insurance claims and policyholder liabilities assumed from other insurers	58	15
Affiliated companies
Insurance claims and policyholder liabilities
Insurance claims and policyholder liabilities assumed from other insurers	0	43
Non-finance receivable
Insurance claims and policyholder liabilities
Benefit reserves	72	75
Claim reserves	41	42
Insurance claims and policyholder liabilities	113	117
Payable to SFC | Finance receivable
Insurance claims and policyholder liabilities
Unearned premium reserves	222	194
Claim reserves	28	23
Unearned insurance premium and claim reserves	250	217
Third-Party Beneficiaries | Finance receivable
Insurance claims and policyholder liabilities
Benefit reserves	113	107
Claim reserves	4	5
Insurance claims and policyholder liabilities	$ 117	$ 112